Accrued Liabilities and Other Liabilities - Schedule of Accrued Liabilities and Other Liabilities (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accrued Liabilities and Other Liabilities
Provision for reserve for inventory purchase commitments	$ 9,816	$ 10,890
Foundry service
Accrued Liabilities and Other Liabilities
Provision for reserve for inventory purchase commitments	9,816	10,890
Purchase obligation	$ 42,904	$ 66,868